Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade and Other Receivables [Abstract]
Summary of Trade and Other Receivables	Trade and Other Receivables

In $000s	At December 31, 2023	At December 31, 2022

Trade receivables	$15,154	$18,265
Other receivables	911	3,129
Total trade and other receivables	$16,065	$21,394